SHARE-BASED PAYMENTS - Total share-based compensation cost recognized (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
SHARE-BASED PAYMENTS
Share-based compensation expenses from continuing operations	¥ 72,096	$ 10,453	¥ 107,681	¥ 115,463
Share-based compensation expenses for discontinued operations			27,245	22,738
Total share-based compensation expenses	72,096	10,453	134,926	138,201
Cost of revenues
SHARE-BASED PAYMENTS
Total share-based compensation expenses	321	46	345	1,190
Selling expense
SHARE-BASED PAYMENTS
Total share-based compensation expenses	3,523	511	9,654	7,715
General and administrative expenses
SHARE-BASED PAYMENTS
Total share-based compensation expenses	63,280	9,175	88,361	98,795
Research and development expenses
SHARE-BASED PAYMENTS
Total share-based compensation expenses	¥ 4,972	$ 721	¥ 9,321	¥ 7,763